Fees Summary	Dec. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,186,000.00
Previously Paid Amount	0.00
Total Fee Amount	487.78
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457 (r)
Net Fee	$ 487.78
Narrative - Max Aggregate Offering Price	$ 3,186,000.00
Final Prospectus	true